Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net, as of December 31, 2022 and 2023 consisted of the following (in thousands):

	As of December 31,
	2022	2023

Accounts receivable, net
Accounts receivable	$81,453	$83,762
Less: Allowance for credit losses	(13,912)	(12,144)

	$67,541	$71,618

Schedule of aging analysis of accounts receivable
The following table presents the aging analysis of accounts receivable as of December 31, 2022 and 2023 (in thousands):

	As of December 31,
	2022	2023

Less than 179 days	$63,744	$65,304
180-359 days	4,526	6,684
360 days and greater	13,183	11,774

Total	$81,453	$83,762

Schedule of the movement of allowance for credit losses
The movement of allowance for credit losses for the years ended December 31, 2021, 2022 and 2023 was as follows (in thousands):

	For the year ended December 31,
	2021	2022	2023

Balance at the beginning of year	$7,007	$12,358	$13,912

Additional allowance for credit losses, net of recoveries	6,292	3,279	(551)

Write-offs	(1,155)	(585)	(976)
Exchange difference	214	(1,140)	(241)

Balance at the end of year	$12,358	$13,912	$12,144

Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Computer equipment and hardware	4-5
Leasehold and building improvements	Lesser of term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Estimated useful lives of intangible assets
The estimated useful lives of the Group’s intangible assets are listed below:

Intangible Assets	Estimated Useful Lives (years)
Operating rights for licensed games	over the contract terms
Purchased video content	1 month to 2 years
Domain names and trademarks	4-30
Computer software	1-3
Developed technologies	3-10

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services
The following table presents the Group’s revenues disaggregated by products and services:

	Year Ended December 31, 2021 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$97,421	0	97,421
Sohu Video	26,803	0	26,803
17173.com Website	0	10,743	10,743
Online games:
PC games	0	469,332	469,332
Mobile games	0	168,893	168,893
Others	62,382	2	62,384

Total	$186,606	648,970	835,576

	Year Ended December 31, 2022 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$76,751	0	76,751
Sohu Video	19,620	0	19,620
17173.com Website	0	6,862	6,862
Online games:
PC games	0	425,744	425,744
Mobile games	0	159,680	159,680
Others	45,215	0	45,215

Total	$141,586	592,286	733,872

	Year Ended December 31, 2023 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$66,103	0	66,103
Sohu Video	17,572	0	17,572
17173.com Website	0	5,014	5,014
Online games:
PC games	0	368,721	368,721
Mobile games	0	110,976	110,976
Others	32,286	0	32,286

Total	$115,961	484,711	600,672